NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of noncontrolling interest [Abstract]
Schedule of information regarding the non-controlling interest of each direct subsidiary

The following table includes information regarding the non-controlling interest of each direct and indirect subsidiary of Grupo Aval at December 31, 2025 and 2024:

December 31, 2025
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A. (1)	Colombia	59.47%	Ps.	10,953,814	Ps.	979,300	Ps.	(491,683)
Banco Bogotá S.A.	Colombia	31.07%		2,532,890		246,907		(135,915)
Banco de Occidente S.A.	Colombia	27.73%		1,317,614		97,696		(34,463)
Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.	Colombia	24.24%		1,007,901		167,091		(3)
Banco Comercial AV Villas S.A.	Colombia	20.13%		318,202		3,903		(45)
Banco Popular S.A.	Colombia	6.13%		153,628		(4,840)		(157)
Aval Casa de Bolsa S.A.	Colombia	13.60%		9,448		1,324		—
Aval Fiduciaria S.A.	Colombia	1.53%		1,770		250		—
Aval Banca de Inversión S.A.S.	Colombia	17.84%		1,669		1,669		—
		Total	Ps.	16,296,936	Ps.	1,493,300	Ps.	(662,266)

(1) Main indirect subsidiary.

December 31, 2024
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A. (1)	Colombia	59.47%	Ps.	10,522,067	Ps.	776,960	Ps.	(495,436)
Banco Bogotá S.A.	Colombia	31.07%		2,560,159		230,718		(142,352)
Banco de Occidente S.A.	Colombia	27.73%		1,307,098		72,105		(28,379)
Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.	Colombia	24.24%		843,566		155,710		(2)
Banco Comercial AV Villas S.A.	Colombia	20.13%		311,730		(26,171)		(135)
Banco Popular S.A.	Colombia	6.26%		158,425		(32,932)		(1,026)
Aval Casa de Bolsa S.A.	Colombia	13.60%		6,757		—		—
Aval Fiduciaria S.A.	Colombia	3.27%		1,859		—		—
		Total	Ps.	15,711,661	Ps.	1,176,390	Ps.	(667,330)

(1) Main indirect subsidiary.

Schedule of information regarding each direct subsidiary that has significant non-controlling interests

The following table includes information regarding each direct and indirect subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2025, and 2024 (before eliminations):

December 31, 2025
									Cash Flow from
Entity	Assets		Liabilities		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	61,507,860	Ps.	44,486,345	Ps.	1,173,732	Ps.	970,481	Ps.	(455,422)
Banco Bogotá S.A.		156,164,359		138,870,595		1,275,624		(174,736)		5,020,131
Banco de Occidente S.A.		88,163,285		81,904,685		582,138		(93,803)		1,421,590
Sociedad Administradora de Fondos de Pensiones y Cesantías y del CCAI Porvenir S.A.		4,525,469		920,640		703,010		(30,075)		295,678
Banco Comercial AV Villas S.A.		21,932,939		20,216,035		19,016		131,291		233,295
Banco Popular S.A.		91,590,495		72,572,874		1,190,999		110,148		797,343
Aval Casa de Bolsa S.A.		194,559		134,697		10,893		(2,841)		(3,803)
Aval Fiduciaria S.A.		171,791		98,656		16,354		(7,422)		(64,799)
Aval Banca de Inversión S.A.S.	Ps.	25,121	Ps.	7,766	Ps.	9,355	Ps.	—	Ps.	15,770

December 31, 2024
									Cash Flow from
Entity	Assets		Liabilities		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	60,633,378	Ps.	44,307,226	Ps.	865,830	Ps.	843,617	Ps.	(521,510)
Banco Bogotá S.A.		150,719,626		133,877,249		1,098,248		22,520		2,288,431
Banco de Occidente S.A.		78,400,182		72,414,391		481,048		(47,342)		22,940
Sociedad Administradora de Fondos de Pensiones, Cesantías y del CCAI Porvenir S.A.		3,913,208		672,796		654,117		(18,642)		295,257
Banco Comercial AV Villas S.A.		19,167,670		17,477,831		(134,365)		117,164		(822,967)
Banco Popular S.A.		88,381,205		70,152,858		534,340		66,216		(925,651)
Aval Casa de Bolsa S.A.		188,911		139,218		807		(2,898)		30,100
Aval Fiduciaria S.A.	Ps.	281,792	Ps.	224,934	Ps.	12,924	Ps.	(7,346)	Ps.	35,671